Income Taxes	9 Months Ended
Oct. 31, 2021
Income Taxes [Abstract]
INCOME TAXES
11.	INCOME TAXES

Income tax expense differs from the amount that would be computed by applying the Canadian statutory income tax rate of 27.00% to loss before income taxes.

For the Period from Inception on February 5, 2021 to October 31, 2021

Loss before income taxes	$(2,112,000)
Statutory income tax rate	27.00%

Income tax benefit computed at statutory tax rate	(570,000)
Items not deductible for income tax purposes	307,000
Unrecognized benefit of deferred income tax assets	263,000

Income tax benefit	$—

Significant unrecognized tax benefits and unused tax losses for which no deferred tax asset is recognized as of October 31, 2021 are as follows:

For the Period from Inception on February 5, 2021 to October 31, 2021

Share issuance costs	$21,000
Office and equipment	6,000
Non-capital losses carried forward	262,000

Unrecognized deductible temporary differences	$289,000

The Company has available approximate net operational losses of $900,000 that may be carried forward until 2041.